Filed pursuant to Rule 497(e)
Registration Nos. 333-129930; 811-21836

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF
Listed on NASDAQ: ZZZ

A Series of ONEFUND Trust (the “Fund”)

Supplement dated April 7, 2025 to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”), each dated July 31, 2024, as supplemented from time to time.

Effective immediately, the Adviser’s name has changed from “ONEFUND, LLC” to “CYBER HORNET ETFs, LLC”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Adviser’s previous name are replaced with the new name.

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This supplement should be retained with your Summary Prospectus,
Prospectus, and SAI for future reference.